Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On TSR ($)(5)	Net Loss ($000s)(6)
2025	5,170,467	30,926,066	2,205,202	15,030,314	1,815.97	(355,062)
2024	1,722,500	8,392,428	1,015,080	5,043,040	667.36	(143,879)
2023	1,045,150	(587,125)	533,495	12,335	58.33	(82,715)

Named Executive Officers, Footnote	Amounts reflected in the Summary Compensation Table (“SCT”) for our PEO, Dr. Baratz, as noted above in the section titled “Executive Compensation” and in the proxy statement for our 2025 annual meeting of stockholders, filed with the SEC on April 22, 2025.Amounts reflect the average of the Summary Compensation Table totals for Mr. Markovich and Ms. Nguyen, our Non-PEO NEOs, as noted in the section titled “Executive Compensation” and in the proxy statement for our 2025 annual meeting of stockholders, filed with the SEC on April 22, 2025.
PEO Total Compensation Amount	$ 5,170,467	$ 1,722,500	$ 1,045,150
PEO Actually Paid Compensation Amount	$ 30,926,066	8,392,428	(587,125)
Adjustment To PEO Compensation, Footnote	The dollar amounts shown do not represent the actual compensation earned by or paid to our PEO, Dr. Baratz, during the applicable year. Item 402(v) of Regulation S-K requires that certain adjustments be made to Dr. Baratz’s total compensation reported in the Summary Compensation Table for each year to determine “Compensation Actually Paid to PEO ($)” reported in the Pay Versus Performance Table. The following table details the required adjustments to Dr. Baratz’s Summary Compensation Table total compensation for each year to determine the “Compensation Actually Paid to PEO ($)” for fiscal years 2025, 2024 and 2023, respectively:

	2025 ($)	2024 ($)	2023 ($)
SCT Total Compensation of PEO	5,170,467	1,722,500	1,045,150
Subtract SCT amounts for stock and option awards	(4,049,217)	(630,000)	(153,900)
Add year-end fair value of equity awards granted during the year that remain outstanding and unvested at year-end	11,377,525	2,520,000	264,000
Add vesting date fair value of awards granted and vesting during the year	2,292,915	282,240	—
Add the change in fair value of awards between the end of the prior year and the end of the year for awards granted in a prior year that remain unvested at the end of the year	4,659,375	4,089,000	(700,000)
Add change in fair value from the end of the prior year to the vest date of awards vested in the year	11,475,000	408,688	(1,042,375)
Compensation Actually Paid (as calculated)	30,926,066	8,392,428	(587,125)

Non-PEO NEO Average Total Compensation Amount	$ 2,205,202	1,015,080	533,495
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,030,314	5,043,040	12,335
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts shown do not represent the actual average compensation earned by or paid to our Non-PEO NEOs during the applicable year. Item 402(v) of Regulation S-K requires that certain adjustments be made to the Non-PEO NEOs’ average total compensation reported in the Summary Compensation Table for each year to determine “Average Compensation Actually Paid to Non-PEO NEOs ($)” reported in the Pay Versus Performance Table. The following table details the required adjustments to the Non-PEO NEOs’ Summary Compensation Table average total compensation for each year to determine the “Average Compensation Actually Paid to Non-PEO NEOs ($)” for fiscal years 2025, 2024 and 2023, respectively:

	2025 ($)	2024 ($)	2023 ($)
SCT Average Total Compensation of Non-PEO NEOs	2,205,202	1,015,080	533,495
Subtract SCT amounts for stock and option awards	(1,529,754)	(427,500)	(73,195)
Add year-end fair value of equity awards granted during the year that remain outstanding and unvested at year-end	5,863,000	1,467,751	125,558
Add vesting date fair value of awards granted and vesting during the year	1,014,121	161,558	—
Add the change in fair value of awards between the end of the prior year and the end of the year for awards granted in a prior year that remain unvested at the end of the year	2,572,470	2,526,393	(314,772)
Add change in fair value from the end of the prior year to the vest date of awards vested in the year	4,905,275	299,757	(258,751)
Compensation Actually Paid (as calculated)	15,030,314	5,043,040	12,335

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 1,815.97	667.36	58.33
Net Income (Loss)	$ (355,062,000)	(143,879,000)	(82,715,000)
PEO Name	Dr. Baratz
Additional 402(v) Disclosure	Represents the year-end value of $100 invested in our Common Shares on January 1, 2023, the first day of fiscal year 2023.
(6)    Illustrates our reported GAAP net loss for the corresponding year. Our net losses for the fiscal years 2023, 2024 and 2025 shown above include a $0.3 million gain, a $68.2 million loss, and a $270.5 million loss, respectively, related to the remeasurement to fair value of the liability arising from our former NYSE-listed public warrants. The fair value of our warrant liabilities in such fiscal years varied primarily with the trading prices of the public warrants, which were generally in line with the appreciation (or decrease, in 2023) of the trading prices of our Common Shares in those periods.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,049,217)	(630,000)	(153,900)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,377,525	2,520,000	264,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,659,375	4,089,000	(700,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,292,915	282,240	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,475,000	408,688	(1,042,375)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,529,754)	(427,500)	(73,195)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,863,000	1,467,751	125,558
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,572,470	2,526,393	(314,772)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,014,121	161,558	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,905,275	$ 299,757	$ (258,751)